State Street Instituational Investment Trust State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2900

Refer To: David James

Direct Line: 617-662-1742

E-Mail: djames@statestreet.com

April 25, 2014	VIA ELECTRONIC DELIVERY

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:	State Street Institutional Investment Trust (the “Registrant”) Post-Effective Amendment No. 47 under the Securities Act of 1933, as amended (the “1933 Act”)
File Nos. 333-30810
811-09819

Ladies and Gentlemen:

Pursuant to Rule 8b-16 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), Regulation S-T, Rules 472 and 485(a)(1) promulgated under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically for filing via EDGAR on behalf of the Registrant, is Post-Effective Amendment No. 47 under the 1933 Act and Post-Effective Amendment No. 48 under the 1940 Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”).

The Amendment is being filed under paragraph (a)(1) of Rule 485 for the purpose of adding Institutional Class, Investor Class and Administration Class Shares (the “New Shares Classes”) to the State Street Institutional Liquid Reserves Fund, State Street Institutional Tax Free Money Market Fund, State Street Institutional U.S. Government Money Market Fund, State Street Institutional Treasury Money Market Fund and State Street Institutional Treasury Plus Money Market Fund. Pursuant to the Commission’s Release No. 33-6510, the Registrant is requesting selective review of only those sections of the Amendment that pertain directly to the New Share Classes. The investment objectives, strategies and risks, management information and most other material aspects remain unchanged by the Amendment from the Registrant’s Post-Effective Amendment No. 40 under the 1933 Act and Post-Effective Amendment No. 41 under the 1940 Act to the Registration Statement, filed with the Commission on April 30, 2013 (SEC Accession No. 0001193125-13-187921). The revisions effected by the Amendment relate primarily to the fees and expenses sections, which have been modified to apply to the New Share Classes.

If you have any questions about the Amendment, please contact the undersigned at (617) 662-1742.

Very truly yours,

/s/ David James

David James

Secretary and Chief Legal Officer